Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	December 31,
	2021	2020
	US$’000	US$’000
Cash at bank available on demand	112,771	118,575
Restricted cash	261	223
Total cash and cash equivalents	113,032	118,798